Subsidiaries with non-controlling interests	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Subsidiaries with non-controlling interests
14.	Subsidiaries with non-controlling interests

During the year ended December 31, 2017, the Company announced a strategic joint venture in Israel, consisting of four legal entities, with the Israeli agricultural collective settlement Kibbutz Gan Shmuel, for the production, manufacturing and distribution of medical cannabis. The Company has subscribed for its equity interest in all four of the Israeli entities comprising Cronos Israel, accounted for as an asset acquisition as the Israeli entities did not meet the definition of a business at the respective dates Cronos Group acquired control. As a result of this acquisition, the Company paid $6,400 ILS ($2,313) for its interests in Cronos Israel and assumed cash of $486 ILS ($176) at the acquisition date. The results of the Israeli entities have been included in these consolidated financial statements as at December 31, 2018, as this transaction provided Cronos Group with control over these entities.

As at December 31, 2018, financial information of significant subsidiaries with non-controlling interests are as follows:

	Cronos Israel G.S. Cultivations Ltd.	Cronos Israel G.S. Manufacturing Ltd.	Total
Percentage interest held by non-controlling interests	30%	10%

Current assets	$713	$690	$1,403
Non-current assets	4,345	6,705	11,050

Current liabilities	325	76	401
Non-current liabilities	4,775	5,826	10,601

Retained earnings (accumulated deficit)	(42)	1,493	1,451
Attributable to:
Cronos Group	(29)	1,344	1,315
Non-controlling interests	(13)	149	136

Revenue	-	-	-

Net loss	(556)	(682)	(1,238)
Attributable to:
Cronos Group	(389)	(614)	(1,003)
Non-controlling interests	(167)	(68)	(235)

Other comprehensive income (loss)	(2)	6	4
Attributable to:
Cronos Group	(1)	5	4
Non-controlling interests	(1)	1	-

(i)

Non-current liabilities include advances from non-controlling interests, in the amount of $2,092 plus accrued interest of $44. These advances are unsecured, bear interest at 5%, with no fixed terms of repayment. Refer to Note 25(d).

The above information represents amounts before intercompany eliminations.

The Company did not have any significant subsidiaries with non-controlling interests as at December 31, 2017.